Average Annual Total Returns - VIPEquity-IncomePortfolio-InvestorPRO - VIPEquity-IncomePortfolio-InvestorPRO - VIP Equity-Income Portfolio	Apr. 29, 2023
VIP Equity Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(5.02%)
Past 5 years	8.07%
Past 10 years	10.10%
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Past 10 years	10.16%